Share Repurchase Programs (Details) (August 24, 2011, USD $) In Billions, except Share data in Millions, unless otherwise specified	1 Months Ended
	Dec. 31, 2011	Sep. 16, 2011	Aug. 25, 2011	Aug. 24, 2011
August 24, 2011
Accelerated share repurchases
Amount under ASR agreement entered with Barclays				$ 1.0
Price paid under ASR agreement with Barclays			$ 1.0
Shares repurchased under ASR agreement with Barclays			20.3
Additional shares repurchased under ASR agreement with Barclays		5.4
Additional shares receivable under ASR agreement with Barclays	1.6
Shares repurchased under ASR agreement with Barclays & placed into treasury stock	27.3